Submission	Mar. 11, 2025
Submission [Line Items]
Central Index Key	0000874761
Registrant Name	The AES Corporation
Registration File Number	333-285715
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES